THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND
JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.9%**	Shares	Value

COMMUNICATION SERVICES — 8.8%
Alphabet, Cl A *	14,706	$26,873,156
Alphabet, Cl C *	24,953	45,807,220
Comcast, Cl A	294,395	14,593,160
T-Mobile US *	238,525	30,073,232
Walt Disney	68,368	11,497,447

		128,844,215

CONSUMER DISCRETIONARY — 11.7%
Amazon.com *	30,292	97,122,211
Dollar General	91,520	17,810,707
Home Depot	96,534	26,143,338
TJX	283,912	18,181,724
VF	161,431	12,409,201

		171,667,181

CONSUMER STAPLES — 2.6%
Mondelez International, Cl A	404,608	22,431,468
PepsiCo	117,553	16,054,213

		38,485,681

ENERGY — 1.5%
Chevron	119,566	10,187,023
Pioneer Natural Resources	91,489	11,061,020

		21,248,043

FINANCIALS — 12.8%
BlackRock, Cl A	31,457	22,059,536
Blackstone Group, Cl A	392,742	26,388,335
Charles Schwab	525,030	27,060,046
Intercontinental Exchange	216,060	23,842,221
JPMorgan Chase	235,938	30,358,142
PNC Financial Services Group	115,549	16,583,593
S&P Global	69,338	21,980,146
US Bancorp	436,100	18,686,885

		186,958,904

HEALTH CARE — 17.1%
Abbott Laboratories	229,327	28,342,524
AstraZeneca ADR	360,129	18,222,527
Cigna	75,191	16,320,207
Danaher	126,699	30,134,090
Johnson & Johnson	186,908	30,490,302

1

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK (continued)	Shares	Value

HEALTH CARE (continued)
Medtronic PLC	183,241	$20,400,220
Stryker	83,077	18,360,848
Thermo Fisher Scientific	55,784	28,433,105
UnitedHealth Group	117,330	39,138,941
Zoetis, Cl A	137,024	21,135,952

		250,978,716

INDUSTRIALS — 8.5%
Honeywell International	163,196	31,883,603
Otis Worldwide	201,363	13,018,118
Raytheon Technologies	304,142	20,295,396
Roper Technologies	44,362	17,430,273
Union Pacific	110,692	21,858,349
Waste Management	181,640	20,220,165

		124,705,904

INFORMATION TECHNOLOGY — 27.3%
Adobe *	54,142	24,838,725
Analog Devices	139,784	20,594,377
Apple	417,946	55,152,154
Automatic Data Processing	86,846	14,340,011
Cisco Systems	627,109	27,956,519
Fidelity National Information Services	199,899	24,679,531
Fiserv *	224,062	23,008,927
Microsoft	417,112	96,753,300
QUALCOMM	199,630	31,198,177
salesforce.com *	79,895	18,021,116
Texas Instruments	98,680	16,350,289
Visa, Cl A	242,384	46,840,708

		399,733,834

MATERIALS — 3.0%
Ecolab	98,651	20,175,116
Linde PLC	93,616	22,973,366

		43,148,482

REAL ESTATE — 0.9%
American Tower, Cl A ‡	58,035	13,194,838

UTILITIES — 3.7%
American Electric Power	188,462	15,248,461
American Water Works	101,267	16,103,478

2

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK (continued)	Shares	Value

UTILITIES (continued)
NextEra Energy	283,708	$22,943,466

		54,295,405

TOTAL COMMON STOCK (Cost $732,686,599)		1,433,261,203

CASH EQUIVALENT — 2.0%
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.030% (A)	29,516,349	29,516,349

TOTAL CASH EQUIVALENT (Cost $29,516,349)		29,516,349

TOTAL INVESTMENTS — 99.9% (Cost $762,202,948)		$1,462,777,552

Percentages are based on Net Assets of $1,463,849,702.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust.
(A)	The rate reported is the 7-day effective yield as of January 31, 2021.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-001-1500

3

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND
JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.1%**	Shares	Value

COMMUNICATION SERVICES — 0.5% Liberty Broadband, Cl C *	29,979	$4,378,433

CONSUMER DISCRETIONARY — 11.2%
Aptiv PLC	79,354	10,601,694
AutoZone *	14,064	15,728,756
Dollar Tree *	111,031	11,287,412
Domino’s Pizza	20,295	7,524,574
Five Below *	33,372	5,864,461
Marriott International, Cl A	63,784	7,418,717
O’Reilly Automotive *	20,074	8,540,885
Planet Fitness, Cl A *	78,162	5,627,664
Ross Stores	74,415	8,281,645
Tractor Supply	71,086	10,075,730

		90,951,538

CONSUMER STAPLES — 3.3%
Brown-Forman, Cl B	61,636	4,417,452
Church & Dwight	98,122	8,284,441
Monster Beverage *	108,046	9,381,634
Sprouts Farmers Market *	220,452	4,993,238

		27,076,765

FINANCIALS — 4.0%
Ameriprise Financial	65,395	12,939,709
Intercontinental Exchange	70,880	7,821,608
MSCI, Cl A	28,788	11,379,896

		32,141,213

HEALTH CARE — 19.6%
Alexion Pharmaceuticals *	35,522	5,446,588
Alnylam Pharmaceuticals *	25,943	3,903,903
Avantor *	356,288	10,506,933
Catalent *	79,117	9,102,411
Charles River Laboratories International *	38,120	9,874,986
Cooper	18,684	6,801,724
Edwards Lifesciences *	158,516	13,090,251
Encompass Health	155,702	12,518,441
Exact Sciences *	101,474	13,918,174
GoodRx Holdings, Cl A *	106,736	4,976,032
HCA Healthcare	54,979	8,932,988
Humana	23,624	9,050,591

1

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK (continued)	Shares	Value

HEALTH CARE (continued)
Jazz Pharmaceuticals PLC *	59,973	$9,325,801
PRA Health Sciences *	73,962	9,115,077
ResMed	58,953	11,883,156
Teladoc Health *	41,019	10,822,043
Teleflex	26,202	9,894,661

		159,163,760

INDUSTRIALS — 12.5%
AMETEK	64,213	7,272,764
Cintas	19,532	6,213,520
CoStar Group *	9,342	8,405,091
Hubbell, Cl B	38,113	5,930,383
IAA *	130,793	7,473,512
IDEX	42,451	7,903,952
IHS Markit	61,912	5,391,297
Kansas City Southern	39,101	7,924,600
Masco	131,660	7,150,455
Oshkosh	60,971	5,584,334
Pentair PLC	65,360	3,559,505
Rexnord	180,184	6,821,766
Roper Technologies	32,849	12,906,700
TransUnion	109,626	9,541,847

		102,079,726

INFORMATION TECHNOLOGY — 39.3%
Amphenol, Cl A	106,629	13,315,829
ANSYS *	44,981	15,939,917
Autodesk *	76,777	21,300,243
Cadence Design Systems *	118,333	15,429,440
CDW	57,985	7,634,305
Citrix Systems	34,671	4,621,991
Dynatrace *	164,968	6,847,822
Enphase Energy *	29,530	5,384,796
Entegris	80,106	7,881,629
EPAM Systems *	77,099	26,555,209
Euronet Worldwide *	38,029	4,752,104
Everbridge *	58,844	7,822,133
FleetCor Technologies *	31,556	7,660,219
Genpact	314,102	12,023,824
Global Payments	115,217	20,338,105
Keysight Technologies *	99,967	14,154,328
KLA	22,357	6,261,525
Lam Research	36,504	17,666,111

2

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INFORMATION TECHNOLOGY (continued)
Marvell Technology Group	223,790	$11,516,233
Microchip Technology	128,019	17,424,666
PTC *	132,399	17,597,151
Skyworks Solutions	53,583	9,068,923
Smartsheet, Cl A *	171,057	11,929,515
Splunk *	34,040	5,617,621
Synopsys *	50,576	12,919,639
Twilio, Cl A *	25,771	9,262,870
Xilinx	65,196	8,512,642

		319,438,790

MATERIALS — 4.3%
Ashland Global Holdings	51,113	4,088,529
Berry Global Group *	135,729	6,700,941
Crown Holdings *	115,541	10,416,021
FMC	87,301	9,453,825
Livent *	241,308	4,396,632

		35,055,948

REAL ESTATE — 2.4%
CyrusOne ‡	54,623	3,984,748
SBA Communications, Cl A ‡	57,007	15,316,070

		19,300,818

TOTAL COMMON STOCK (Cost $461,621,734)		789,586,991

CASH EQUIVALENT — 3.0%
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.030% (A)	24,632,452	24,632,452

TOTAL CASH EQUIVALENT (Cost $24,632,452)		24,632,452

TOTAL INVESTMENTS — 100.1% (Cost $486,254,186)		$814,219,443

Percentages are based on Net Assets of $813,679,886.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2021.

3

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND
JANUARY 31, 2021 (Unaudited)

Cl — Class

PLC — Public Limited Company

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-002-1400

4

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 63.4%	Shares	Value

COMMUNICATION SERVICES — 2.8%
Alphabet, Cl A *	36	$65,785
Comcast, Cl A	120,235	5,960,049
Facebook, Cl A * (A)	20,000	5,166,600
Verizon Communications	77,836	4,261,521

		15,453,955

CONSUMER DISCRETIONARY — 7.3%
Amazon.com * (A)	5,318	17,050,572
Home Depot	38,770	10,499,691
Service International	43,228	2,179,988
Vail Resorts	11,015	2,929,549
VF	108,419	8,334,169

		40,993,969

CONSUMER STAPLES — 1.9%
Kellogg	40,997	2,416,363
PepsiCo	62,156	8,488,645

		10,905,008

ENERGY — 2.0%
Chevron	76,898	6,551,710
Pioneer Natural Resources	38,600	4,666,740

		11,218,450

FINANCIALS — 8.3%
Ares Capital	323,822	5,602,121
CME Group, Cl A	19,984	3,631,892
Golub Capital	401,500	5,705,315
Hannon Armstrong Sustainable Infrastructure Capital ‡	54,890	3,246,744
JPMorgan Chase	116,416	14,979,247
S&P Global	18,100	5,737,700
US Bancorp	184,982	7,926,478

		46,829,497

HEALTH CARE — 6.2%
Cigna (A)	14,300	3,103,815
Johnson & Johnson	50,535	8,243,774
Merck	54,770	4,221,124
Novartis ADR	67,188	6,078,498
Pfizer	152,093	5,460,139

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK (continued)	Shares	Value

HEALTH CARE (continued)
UnitedHealth Group	23,853	$7,956,884

		35,064,234

INDUSTRIALS — 6.9%
IDEX	33,000	6,144,270
Lockheed Martin	26,124	8,407,225
Republic Services, Cl A	56,000	5,069,120
Triton International	77,503	3,591,489
Union Pacific	45,372	8,959,609
United Parcel Service, Cl B	41,892	6,493,260

		38,664,973

INFORMATION TECHNOLOGY — 19.7%
Apple	175,040	23,098,278
Automatic Data Processing	59,597	9,840,656
Broadcom	25,964	11,696,782
Cisco Systems	164,724	7,343,396
Microchip Technology (A)	88,093	11,990,339
Microsoft	119,583	27,738,473
QUALCOMM	60,615	9,472,912
salesforce.com * (A)	11,000	2,481,160
Visa, Cl A	35,487	6,857,863

		110,519,859

MATERIALS — 2.0%
Linde PLC	46,286	11,358,584

REAL ESTATE — 3.6%
Crown Castle International ‡	32,528	5,180,409
Invitation Homes ‡	146,707	4,324,923
MGM Growth Properties, Cl A ‡	182,642	5,689,298
Weyerhaeuser ‡	156,084	4,868,260

		20,062,890

UTILITIES — 2.7%
American Water Works	28,776	4,575,960
NextEra Energy	88,460	7,153,760
Xcel Energy	52,675	3,370,673

		15,100,393

TOTAL COMMON STOCK
(Cost $244,738,422)		356,171,812

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
JANUARY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — 20.7%	Face Amount	Value

COMMUNICATION SERVICES — 4.0%
AT&T
3.600%, 07/15/25	$3,500,000	$3,901,880
Comcast
4.700%, 10/15/48	4,500,000	5,956,185
Diamond Sports Group
5.375%, 08/15/26(B)	4,500,000	3,633,750
Discovery Communications
3.800%, 03/13/24	3,150,000	3,430,620
Level 3 Financing
5.250%, 03/15/26	2,000,000	2,062,400
Sprint Spectrum
3.360%, 09/20/21(B)	937,500	945,797
Verizon Communications
3.500%, 11/01/24	2,250,000	2,472,593

		22,403,225

CONSUMER DISCRETIONARY — 2.4%
Amazon.com
3.150%, 08/22/27	3,300,000	3,730,434
Ford Motor Credit
3.350%, 11/01/22	3,750,000	3,809,813
3.336%, 03/18/21	3,855,000	3,859,456
Goodyear Tire & Rubber
5.125%, 11/15/23	1,200,000	1,200,852
Newell Brands
4.350%, 04/01/23	349,000	367,752
Tenneco
5.375%, 12/15/24	630,000	611,100

		13,579,407

ENERGY — 2.7%
Cheniere Energy Partners
4.500%, 10/01/29	5,000,000	5,360,100
DCP Midstream Operating
6.750%, 09/15/37(B)	1,500,000	1,665,000
GasLog
8.875%, 03/22/22	2,550,000	2,585,700
Kinder Morgan MTN
7.800%, 08/01/31	1,400,000	2,025,248

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
JANUARY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

ENERGY (continued)
Sabine Pass Liquefaction
5.750%, 05/15/24	$1,250,000	$1,430,095
5.625%, 03/01/25	2,000,000	2,331,946

		15,398,089

FINANCIALS — 5.2%
Ally Financial
4.125%, 02/13/22	4,250,000	4,402,956
Ares Capital
3.875%, 01/15/26	2,250,000	2,418,896
Bank of America
5.200%, VAR ICE LIBOR USD 3 Month+3.135%, 12/29/49	2,000,000	2,080,500
3.950% (C)	5,750,000	6,424,462
Goldman Sachs Group MTN
1.969%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/27	3,000,000	3,159,775
JPMorgan Chase
6.000%, VAR ICE LIBOR USD 3 Month+3.300% (C)	1,500,000	1,567,125
5.000%, VAR United States Secured Overnight Financing Rate+3.380% (C)	2,000,000	2,109,615
4.625%, VAR ICE LIBOR USD 3 Month+2.580% (C)	1,000,000	983,104
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678% (C)	2,500,000	2,540,625
Wells Fargo MTN
4.100%, 06/03/26	3,000,000	3,426,600

		29,113,658

HEALTH CARE — 1.2%
Fresenius US Finance II
4.500%, 01/15/23(B)	2,000,000	2,122,385
HCA
5.375%, 02/01/25	3,050,000	3,424,357
5.000%, 03/15/24	1,250,000	1,407,900

		6,954,642

INDUSTRIALS — 1.7%
Masco
4.450%, 04/01/25	3,750,000	4,282,217
Northrop Grumman
4.030%, 10/15/47	1,500,000	1,819,028

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
JANUARY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

INDUSTRIALS (continued)
Quanta Services 2.900%, 10/01/30	$3,000,000	$3,202,605

		9,303,850

INFORMATION TECHNOLOGY — 2.7%
Apple 3.850%, 08/04/46	3,000,000	3,635,082
CommScope Technologies 6.000%, 06/15/25(B)	1,734,000	1,768,680
NXP BV 4.625%, 06/01/23(B)	1,295,000	1,412,489
salesforce.com 3.700%, 04/11/28	3,000,000	3,494,934
Western Union 2.850%, 01/10/25	4,500,000	4,819,620

		15,130,805

MATERIALS — 0.4%
NOVA Chemicals 5.000%, 05/01/25(B)	2,000,000	2,067,500

REAL ESTATE — 0.4%
Boston Properties 2.750%, 10/01/26	1,000,000	1,082,414
Equinix Inc. 3.000%, 07/15/50	1,500,000	1,426,713

		2,509,127

TOTAL CORPORATE OBLIGATIONS
(Cost $108,989,199)		116,460,303

U.S. TREASURY OBLIGATIONS — 6.5%
U.S. Treasury Bonds
3.000%, 02/15/48	8,000,000	10,053,750
2.500%, 02/15/45	6,000,000	6,861,797

		16,915,547

U.S. Treasury Inflation Protected Securities 0.500%, 01/15/28	15,824,850	18,074,740

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
JANUARY 31, 2021 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Face Amount	Value
U.S. Treasury Notes 2.000%, 08/15/25	$1,500,000	$1,609,804

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $30,984,379)		36,600,091

EXCHANGE TRADED FUNDS — 4.2%	Shares
Invesco Senior Loan ETF	510,600	11,345,532
iShares National Muni Bond ETF	53,290	6,266,904
Nuveen AMT-Free Quality Municipal Income Fund, Cl Institutional	409,191	6,154,233

TOTAL EXCHANGE TRADED FUNDS
(Cost $22,374,114)		23,766,669

PREFERRED STOCK — 0.7%
FINANCIALS — 0.5%
Wells Fargo, 7.500% *	1,700	2,454,800

REAL ESTATE — 0.2%
Public Storage, 4.900% ‡	50,000	1,278,000

TOTAL PREFERRED STOCK
(Cost $3,142,538)		3,732,800

MUNICIPAL BOND — 0.6%	Face Amount
Metropolitan Transportation Authority, Ser B-1, RB 5.000%, 05/15/22	$3,000,000	3,153,780

TOTAL MUNICIPAL BOND
(Cost $3,077,077)		3,153,780

CASH EQUIVALENT — 3.6%	Shares
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.030% (D)	20,346,906	20,346,906

TOTAL CASH EQUIVALENT
(Cost $20,346,906)		20,346,906

TOTAL INVESTMENTS — 99.7%
(Cost $433,652,635)		$560,232,361

WRITTEN EQUITY OPTIONS — (0.0)%	Contracts	Value
TOTAL WRITTEN OPTIONS — (0.0)% (E)
(Premiums Received $326,687)	(396)	$(202,874)

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
JANUARY 31, 2021 (Unaudited)

A list of the exchange traded option contracts held by the Fund at January 31, 2021, is as follows:

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0)%
Call Options
Amazon*	(53)	$(16,992,860)	$3,650	02/20/21	$(131,440)
Cigna*	(143)	(3,103,815)	250	02/20/21	(5,434)
Facebook*	(200)	(5,166,600)	280	02/20/21	(66,000)

Total Written Options		$(25,263,275)			$(202,874)

Percentages are based on Net Assets of $561,914,651.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security, or portion thereof, has been pledged as collateral on written equity options.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2021 was $13,615,601 which represents 2.4% of Net Assets.

(C)	Perpetual security with no stated maturity date.
(D)	The rate reported is the 7-day effective yield as of January 31, 2021.
(E)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

AMT — Alternative Minimum Tax

Cl — Class

ETF — Exchange-Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

USD — U.S. Dollar

VAR — Variable Rate

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
JANUARY 31, 2021 (Unaudited)

The following is a list of the inputs used as of January 31, 2021 in valuing the Fund’s investments and other financial instruments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$356,171,812	$—	$—	$356,171,812
Corporate Obligations	—	116,460,303	—	116,460,303
U.S. Treasury Obligations	—	36,600,091	—	36,600,091
Exchange Traded Funds	23,766,669	—	—	23,766,669
Preferred Stock	3,732,800	—	—	3,732,800
Municipal Bond	—	3,153,780	—	3,153,780
Cash Equivalent	20,346,906	—	—	20,346,906

Total Investments in Securities	$404,018,187	$156,214,174	$—	$560,232,361

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(202,874)	$—	$—	$(202,874)

Total Other Financial Instruments	$(202,874)	$—	$—	$(202,874)

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-003-1400

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND
JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.8%**	Shares	Value

COMMUNICATION SERVICES — 3.4%
Tencent Holdings ADR	86,764	$7,748,893

CONSUMER DISCRETIONARY — 13.0%
Alibaba Group Holding ADR *	19,127	4,855,007
Amazon.com *	5,376	17,236,531
Chipotle Mexican Grill, Cl A *	2,543	3,763,640
Lululemon Athletica *	12,702	4,174,893

		30,030,071

FINANCIALS — 11.6%
Blackstone Group, Cl A	112,238	7,541,271
Goldman Sachs Group	27,190	7,373,112
HDFC Bank ADR *	37,818	2,726,678
Intercontinental Exchange	26,065	2,876,273
S&P Global	19,916	6,313,372

		26,830,706

HEALTH CARE — 16.1%
Danaher	26,546	6,313,701
Edwards Lifesciences *	68,793	5,680,926
IDEXX Laboratories *	16,842	8,061,929
Intuitive Surgical *	7,745	5,790,472
Teleflex	4,715	1,780,525
Thermo Fisher Scientific	4,910	2,502,627
UnitedHealth Group	4,835	1,612,859
Zoetis, Cl A	34,232	5,280,286

		37,023,325

INDUSTRIALS — 13.7%
Cintas	10,333	3,287,134
CoStar Group *	9,871	8,881,038
Fastenal	67,826	3,092,187
Roper Technologies	9,575	3,762,113
Trex *	77,086	7,074,182
United Rentals *	22,751	5,528,721

		31,625,375

INFORMATION TECHNOLOGY — 34.2%
Adobe *	13,106	6,012,640
Advanced Micro Devices *	47,209	4,042,979
Amphenol, Cl A	27,199	3,396,611

1

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INFORMATION TECHNOLOGY (continued)
ANSYS *	9,549	$3,383,879
Apple	48,590	6,411,937
ASML Holding, Cl G	6,806	3,635,493
EPAM Systems *	11,416	3,932,013
Euronet Worldwide *	21,332	2,665,647
FleetCor Technologies *	5,856	1,421,544
Intuit	4,788	1,729,569
Mastercard, Cl A	28,199	8,919,062
Microsoft	21,033	4,878,815
Monolithic Power Systems	19,332	6,868,466
NVIDIA	9,685	5,032,229
PayPal Holdings *	31,652	7,416,380
Taiwan Semiconductor Manufacturing ADR	13,102	1,592,155
Twilio, Cl A *	10,555	3,793,783
Tyler Technologies *	9,042	3,822,867

		78,956,069

MATERIALS — 6.0%
Ecolab	10,888	2,226,705
Martin Marietta Materials	18,002	5,173,955
Sherwin-Williams	9,212	6,372,861

		13,773,521

REAL ESTATE — 0.8%
SBA Communications, Cl A ‡	7,241	1,945,439

TOTAL COMMON STOCK (Cost $124,672,752)		227,933,399

CASH EQUIVALENT — 1.0%
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.030% (A)	2,255,162	2,255,162

TOTAL CASH EQUIVALENT (Cost $2,255,162)		2,255,162

TOTAL INVESTMENTS — 99.8% (Cost $126,927,914)		$230,188,561

Percentages are based on Net Assets of $230,640,159.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.

2

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND
JANUARY 31, 2021 (Unaudited)

‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2021.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-005-0500

3

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND
JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.7%	Shares	Value
COMMUNICATION SERVICES — 1.9%
Comcast, Cl A	60,023	$2,975,340

CONSUMER DISCRETIONARY — 9.4%
Home Depot	13,063	3,537,722
McDonald’s	6,592	1,370,081
Starbucks	25,244	2,443,872
Target	13,426	2,432,388
TJX	72,432	4,638,545

		14,422,608

ENERGY — 6.9%
Enterprise Products Partners (A)	286,245	5,790,736
Magellan Midstream Partners (A)	108,780	4,836,359

		10,627,095

FINANCIALS — 16.4%
Blackstone Group, Cl A	126,018	8,467,149
Brookfield Asset Management, Cl A	74,027	2,875,209
Charles Schwab	38,565	1,987,640
CME Group, Cl A	25,390	4,614,379
JPMorgan Chase	43,309	5,572,569
Truist Financial	36,238	1,738,699

		25,255,645

HEALTH CARE — 14.5%
Abbott Laboratories	66,442	8,211,567
AbbVie	37,488	3,841,770
Anthem	11,189	3,322,909
AstraZeneca PLC ADR	53,929	2,728,807
Becton Dickinson	10,534	2,757,696
Merck	18,678	1,439,514

		22,302,263

INDUSTRIALS — 6.3%
Fastenal	65,915	3,005,065
Lockheed Martin	8,287	2,666,922
Union Pacific	16,233	3,205,531
United Parcel Service, Cl B	5,900	914,500

		9,792,018

INFORMATION TECHNOLOGY — 23.1%
Accenture PLC, Cl A	9,323	2,255,420

1

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INFORMATION TECHNOLOGY (continued)
Amphenol, Cl A	9,466	$1,182,114
Apple	63,835	8,423,667
Broadridge Financial Solutions	15,219	2,150,597
Microchip Technology	23,640	3,217,640
Microsoft	48,351	11,215,498
Taiwan Semiconductor Manufacturing ADR	27,096	3,292,706
Texas Instruments	22,954	3,803,248

		35,540,890

REAL ESTATE — 10.0%
American Tower, Cl A ‡	25,644	5,830,420
Camden Property Trust ‡	10,454	1,067,876
CyrusOne ‡	28,374	2,069,884
Equinix ‡	2,148	1,589,434
VICI Properties ‡	193,736	4,897,646

		15,455,260

UTILITIES — 9.2%
Brookfield Infrastructure Partners (A)	82,040	4,280,027
Brookfield Renewable Partners (A)	84,691	3,836,502
NextEra Energy Partners	73,772	6,012,418

		14,128,947

TOTAL COMMON STOCK
(Cost $82,550,223)		150,500,066

CASH EQUIVALENT — 2.1%
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.030% (B)	3,274,962	3,274,962

TOTAL CASH EQUIVALENT
(Cost $3,274,962)		3,274,962

TOTAL INVESTMENTS — 99.8%
(Cost $85,825,185)		$153,775,028

Percentages are based on Net Assets of $154,032,860.
‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnerships. At January 31, 2021, these securities amounted to $18,743,624 or 12.2% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of January 31, 2021.

ADR — American Depositary Receipt

Cl — Class

2

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND
JANUARY 31, 2021 (Unaudited)

PLC — Public Limited Company

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-006-0500

3

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL
GROWTH FUND
JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.2%	Shares	Value

ARGENTINA — 1.3%
MercadoLibre *	1,953	$3,475,383

AUSTRALIA — 2.6%
BHP Group	216,722	7,150,786

CANADA — 4.9%
Brookfield Asset Management, Cl A	74,925	2,910,087
Canadian National Railway	35,568	3,598,415
Ritchie Bros Auctioneers	76,932	4,532,064
Suncor Energy	155,114	2,595,057

		13,635,623

CHINA — 10.2%
Alibaba Group Holding ADR *	31,797	8,071,033
New Oriental Education & Technology Group ADR *	16,274	2,725,895
Tencent Holdings	124,500	10,962,300
Yum China Holdings	112,210	6,363,429

		28,122,657

DENMARK — 1.8%
Vestas Wind Systems	23,262	5,034,718

FRANCE — 6.5%
Air Liquide	35,260	5,762,492
LVMH Moet Hennessy Louis Vuitton	11,788	7,120,577
Ubisoft Entertainment *	51,426	5,146,182

		18,029,251

GERMANY — 6.6%
Continental	40,229	5,631,139
Deutsche Boerse	15,909	2,556,326
Siemens	32,705	5,073,328
Symrise, Cl A	40,929	5,083,786

		18,344,579

HONG KONG — 2.7%
AIA Group	622,000	7,508,261

INDIA — 3.1%
HDFC Bank ADR *	117,696	8,485,882

1

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL
GROWTH FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK (continued)	Shares	Value

IRELAND — 2.6%
ICON PLC*	34,856	$7,104,001

JAPAN — 14.1%
Daikin Industries	37,500	7,940,817
FANUC	20,000	5,236,634
Nidec	60,000	7,935,132
Seven & i Holdings	88,500	3,349,663
Sony	53,500	5,106,652
Sysmex	56,500	6,617,560
Tokio Marine Holdings	58,500	2,873,210

		39,059,668

MEXICO — 0.9%
Fomento Economico Mexicano ADR	35,468	2,413,598

NETHERLANDS — 3.5%
ASML Holding	18,220	9,757,771

SINGAPORE — 1.4%
DBS Group Holdings	210,000	3,975,391

SPAIN — 5.5%
Amadeus IT Group	103,808	6,602,172
Banco Santander	1,940,823	5,676,949
Grifols ADR	164,791	2,913,505

		15,192,626

SWEDEN — 2.9%
Assa Abloy, Cl B	183,127	4,525,910
Hexagon, Cl B	39,069	3,413,193

		7,939,103

SWITZERLAND — 8.4%
Alcon	68,840	4,914,815
Chubb	30,634	4,462,455
Julius Baer Group	89,970	5,448,536
Novartis	60,246	5,442,279
Temenos	23,232	2,928,095

		23,196,180

2

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL
GROWTH FUND
JANUARY 31, 2021 (Unaudited)

COMMON STOCK (continued)	Shares	Value

TAIWAN — 3.2%
Taiwan Semiconductor Manufacturing ADR	71,876	$8,734,371

UNITED KINGDOM — 11.9%
BAE Systems PLC	529,111	3,338,663
Compass Group PLC	194,588	3,481,038
Diageo PLC	124,993	5,037,241
InterContinental Hotels Group PLC	62,809	3,880,867
Lloyds Banking Group PLC	11,529,878	5,190,165
London Stock Exchange Group PLC	36,882	4,387,595
Royal Dutch Shell PLC, Cl B	223,979	3,909,034
Smith & Nephew PLC	168,476	3,552,032

		32,776,635

UNITED STATES — 3.1%
Euronet Worldwide *	40,135	5,015,270
Las Vegas Sands	73,427	3,531,104

		8,546,374

TOTAL COMMON STOCK (Cost $221,016,818)		268,482,858

CASH EQUIVALENT — 4.5%

JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.030% (A)	12,427,920	12,427,920

TOTAL CASH EQUIVALENT (Cost $12,427,920)		12,427,920

TOTAL INVESTMENTS — 101.7% (Cost $233,444,738)		$280,910,778

Percentages are based on Net Assets of $276,206,666.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2021.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

3

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL
GROWTH FUND
JANUARY 31, 2021 (Unaudited)

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Argentina	$3,475,383	$—	$—	$3,475,383
Australia	—	7,150,786	—	7,150,786
Canada	13,635,623	—	—	13,635,623
China	17,160,357	10,962,300	—	28,122,657
Denmark	—	5,034,718	—	5,034,718
France	—	18,029,251	—	18,029,251
Germany	—	18,344,579	—	18,344,579
Hong Kong	—	7,508,261	—	7,508,261
India	8,485,882	—	—	8,485,882
Ireland	7,104,001	—	—	7,104,001
Japan	—	39,059,668	—	39,059,668
Mexico	2,413,598	—	—	2,413,598
Netherlands	—	9,757,771	—	9,757,771
Singapore	—	3,975,391	—	3,975,391
Spain	2,913,505	12,279,121	—	15,192,626
Sweden	—	7,939,103	—	7,939,103
Switzerland	4,462,455	18,733,725	—	23,196,180
Taiwan	8,734,371	—	—	8,734,371
United Kingdom	—	32,776,635	—	32,776,635
United States	8,546,374	—	—	8,546,374
Cash Equivalent	12,427,920	—	—	12,427,920

Total Investments in Securities	$89,359,469	$191,551,309	$—	$280,910,778

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-007-0400

4